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                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                       Supplement dated October 26, 1995
                     to the Prospectus dated March 1, 1995,
         as revised May 2, 1995 and as supplemented September 20, 1995

         The section under the caption "Table of Fees and Expenses" on page 4 relating to Annual Fund Operating Expenses for the AIM GLOBAL GROWTH FUND ("GROWTH FUND") has been revised to read in its entirety as follows:

                                                                        "         GROWTH FUND
                                                                         ----------------------------
                                                                           CLASS A        CLASS B
                                                                           -------        -------
         Annual Fund Operating Expenses (as a % of average net
                 assets)
                 Management fees*** (after fee waivers) . . . . . . . .       .71%          .71%
                 Rule 12b-1 distribution plan payments  . . . . . . . .       .50%         1.00%
                 Other expenses . . . . . . . . . . . . . . . . . . . .      1.03%         1.03%
                                                                             ----          ----
                         Total fund operating expenses  . . . . . . . .      2.24%         2.74%
                                                                             ====          ====


*** If no waivers were projected on the GROWTH FUND and INCOME FUND, management fees would be 0.85% and 0.70%, respectively."

The section under the caption "Table of Fees and Expenses - Examples" on page 4-5 relating to the GROWTH FUND is revised to read in its entirety as follows:

"EXAMPLES. An investor in each of the Funds would pay the following expenses on a $1,000 investment in Class A shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                                 GROWTH
                                                                  FUND
                                                                 ------
                1 year   . . . . . . . . . . . . . . . . . . .    $ 69
                3 years  . . . . . . . . . . . . . . . . . . .    $114

         "An investor in each of the Funds would pay the following expenses on a $1,000 investment in Class B shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                                 GROWTH
                                                                  FUND
                                                                 ------
                1 year   . . . . . . . . . . . . . . . . . . .    $ 78
                3 years  . . . . . . . . . . . . . . . . . . .    $115


         An investor in each of the Funds would pay the following expenses on the same $1,000 investment in Class B shares, assuming no redemption at the end of each time period:

                                                                 GROWTH
                                                                  FUND
                                                                 ------
                1 year   . . . . . . . . . . . . . . . . . . .    $28
                3 years  . . . . . . . . . . . . . . . . . . .    $85  "